Trade Receivables, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade Receivables, Net [Abstract]
Trade receivables, net

9. Trade receivables, net

	As of December 31,	As of June 30,
	2024	2025
	USD’000 (audited)	USD’000 (unaudited)
Trade receivables	681	1,264

The Group normally allows credit terms of 60 days to its customers. The Group seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the directors.

A concentration analysis on trade receivables from top 5 debtors is as follows:

	As of December 31,	As of June 30,
	2024	2025
	USD’000 (audited)	USD’000 (unaudited)
Customer A	14%	9%
Customer B	11%	9%
Customer C	10%	9%
Customer D	9%	9%
Customer E	9%	9%
Others	47%	55%
	100%	100%

9. Trade receivables

	As of December 31,
	2023	2024
	USD’000	USD’000
Trade receivables	936	681

The Group normally allows credit terms of 60 days to its customers. The Group seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the directors.

A concentration analysis on trade receivables from top 5 debtors is as follows:

	As of December 31,
	2023	2024
	USD’000	USD’000
Customer A	11%	14%
Customer B	9%	11%
Customer C	8%	10%
Customer D	7%	9%
Customer E	7%	9%
Others	58%	47%
	100%	100%